Share-Based Compensation (Fair Value Assumptions) (Details)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009 years
Share-Based Compensation
Risk-Free Interest Rate	1.90%	2.10%	1.50%
Expected Volatility	44.00%	43.00%	42.00%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	0.00%	0.00%	0.00%